Schedule of Investments

January 31, 2022 (Unaudited)

Schedule of Investments

LSV Emerging Markets Equity Fund

	Shares	Value (000)

Foreign Common Stock (95.1%)
Brazil (4.1%)
Banco do Brasil	18,800	$116
Camil Alimentos	37,100	63
EDP - Energias do Brasil	32,300	131
JBS	13,700	91
Qualicorp Consultoria e Corretora de Seguros	3,000	10
Telefonica Brasil	10,300	97
Vale	4,200	64
Vibra Energia	27,600	119

		691

Chile (0.6%)
Enel Americas	215,216	25
Vina Concha y Toro	44,300	71

		96

China (3.5%)
China CITIC Bank, Cl H	229,000	110
Haier Smart Home, Cl H	22,400	91
Kunlun Energy	82,000	85
Powerlong Real Estate Holdings	92,000	51
Shanghai Pharmaceuticals Holding, Cl H	36,000	70
Shenzhen Expressway, Cl H	64,000	63
Sinotrans, Cl H	215,000	70
Vipshop Holdings ADR*	5,100	47

		587

Czech Republic (0.3%)
Philip Morris CR	70	53

Egypt (0.7%)
Eastern SAE	62,000	41
ElSewedy Electric*	121,500	71

		112

Greece (0.4%)
Motor Oil Hellas Corinth Refineries	3,700	59

Hong Kong (27.4%)
3SBio*	89,000	71
Agile Group Holdings	82,000	44
Alibaba Group Holding*	4,200	65
Anhui Conch Cement, Cl H	16,500	88
Asia Cement China Holdings	85,000	59

LSV Emerging Markets Equity Fund

	Shares	Value (000)

Hong Kong (continued)
BAIC Motor, Cl H	181,000	$67
Baidu, Cl A*	6,240	117
Bank of China, Cl H	512,000	201
Bank of Communications, Cl H	339,000	228
Beijing Enterprises Holdings	22,500	77
China BlueChemical	244,000	67
China Everbright	48,000	54
China Everbright Bank, Cl H	127,000	48
China Hongqiao Group	80,000	91
China Lesso Group Holdings	72,000	126
China Medical System Holdings	44,000	75
China Merchants Port Holdings	66,000	122
China Minsheng Banking, Cl H	88,500	35
China Pacific Insurance Group, Cl H	25,600	78
China Petroleum & Chemical, Cl H	312,000	165
China Railway Group, Cl H	120,000	74
China Reinsurance Group, Cl H	740,000	72
China Suntien Green Energy, Cl H	88,000	54
China Traditional Chinese Medicine Holdings	144,000	84
China Yongda Automobiles Services Holdings	45,000	58
Country Garden Holdings	85,000	70
Dali Foods Group	178,500	103
Dongfeng Motor Group, Cl H	80,000	71
Far East Horizon	75,000	64
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	30,000	77
Guangzhou R&F Properties	17,600	8
Hengan International Group	16,000	78
IGG	51,000	32
Jiangsu Expressway, Cl H	30,000	31
Kingboard Laminates Holdings	42,500	73
Lenovo Group	196,000	214
Lonking Holdings	152,000	44
Maanshan Iron & Steel, Cl H	242,000	95
NetDragon Websoft Holdings	28,000	71
New China Life Insurance, Cl H	28,100	80
Nine Dragons Paper Holdings	66,000	66
People’s Insurance Group of China, Cl H	310,000	98
PetroChina, Cl H	264,000	132

1

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
PICC Property & Casualty, Cl H	94,000	$88
Postal Savings Bank of China, Cl H	164,000	137
Shougang Fushan Resources Group	335,364	103
Sinopec Engineering Group, Cl H	124,000	61
Sinopharm Group, Cl H	37,600	84
Sinotruk Hong Kong	37,500	56
SSY Group	94,000	42
TCL Electronics Holdings	95,000	49
Vinda International Holdings	23,000	62
Want Want China Holdings	155,000	152
YiChang HEC ChangJiang Pharmaceutical, Cl H	17,600	16
Yuexiu Transport Infrastructure	98,000	59
Zhejiang Expressway, Cl H	132,000	114

		4,650

Hungary (0.2%)
Magyar Telekom Telecommunications	26,200	35

India (11.1%)
Aurobindo Pharma	4,600	39
Chambal Fertilisers and Chemicals	11,744	69
Cyient	7,900	100
GAIL India	50,100	98
Gujarat State Fertilizers & Chemicals	50,600	88
HCL Technologies	3,300	49
Hindustan Aeronautics	2,200	43
Hindustan Petroleum	34,000	144
Indiabulls Housing Finance	3,100	9
JK Paper	12,200	36
Jubilant Life Sciences, Cl A	4,400	31
Jubilant Pharmova	4,400	34
Kalpataru Power Transmission	23,800	129
National Aluminium	28,124	42
NMDC	53,900	101
NTPC	66,100	127
Oil & Natural Gas	89,900	211
Power Finance	45,200	74
Power Grid Corp of India	27,400	79
REC	31,500	59
Redington India	77,700	170
Sonata Software	5,600	61
UPL	8,200	86

		1,879

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Indonesia (3.3%)
Astra International	304,900	$117
Bank Negara Indonesia Persero	67,200	35
Bukit Asam	81,200	16
Matahari Department Store	142,600	38
Telekomunikasi Indonesia Persero	923,800	269
United Tractors	50,600	82

		557

Malaysia (2.0%)
AMMB Holdings*	88,000	69
RHB Bank	61,300	82
Scientex	112,600	123
Tenaga Nasional	28,900	63

		337

Mexico (1.2%)
Fibra Uno Administracion	59,400	61
Grupo Financiero Banorte, Cl O	10,000	63
Grupo Mexico	17,400	75

		199

Philippines (1.0%)
DMCI Holdings	402,100	67
Metro Pacific Investments	536,200	41
PLDT	1,500	54

		162

Poland (1.1%)
Cyfrowy Polsat	9,800	76
Polskie Gornictwo Naftowe i Gazownictwo	56,500	74
Powszechny Zaklad Ubezpieczen	4,300	38

		188

Russia (2.1%)
Gazprom PJSC ADR	11,300	98
LUKOIL PJSC ADR	2,300	204
Mobile TeleSystems PJSC ADR	6,900	53

		355

Singapore (0.5%)
Yangzijiang Shipbuilding Holdings	81,400	78

2

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Africa (3.6%)
Absa Group	10,000	$111
African Rainbow Minerals	4,300	65
Aspen Pharmacare Holdings	803	11
Astral Foods	3,800	42
Exxaro Resources	5,100	55
Impala Platinum Holdings	5,600	86
Imperial Logistics	5,300	22
MTN Group	8,965	113
Oceana Group	16,600	62
Telkom SOC	7,500	24
Vodacom Group	1,760	17

		608

South Korea (13.9%)
DB HiTek*	1,400	90
DB Insurance*	1,800	90
DL E&C*	166	16
DL Holdings*	133	6
DongKook Pharmaceutical*	2,500	42
Hana Financial Group	2,900	109
Hankook & Co*	6,900	75
Huons	1,089	40
Hyundai Glovis	600	82
Hyundai Greenfood*	7,800	50
Hyundai Home Shopping Network*	1,000	50
Hyundai Marine & Fire Insurance*	2,800	60
Kginicis	1,700	25
Kia Motors	1,300	91
KT&G	1,100	71
LG*	1,100	68
LX Holdings*	309	2
LX Semicon	800	92
Maeil Dairies	1,000	56
S&T Motiv	900	33
Samsung Electronics	13,400	833
SFA Engineering*	700	20
Shinhan Financial Group	4,900	156
SK Square*	785	37
SK Telecom	1,214	57
Value Added Technology	1,400	39
Vieworks*	1,700	59

		2,349

Taiwan (14.7%)
ASE Technology Holding	59,000	217
Asia Cement	51,000	82
Asia Vital Components	33,000	112
Asustek Computer	6,000	78
Cathay Financial Holding	40,859	94
China Development Financial Holding*	68,375	23

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Taiwan (continued)
China Development Financial Holding	74,932	$50
Chipbond Technology	15,000	37
ChipMOS Technologies	58,000	98
Elan Microelectronics	8,000	47
Fubon Financial Holding	47,801	132
Global Mixed Mode Technology	10,000	85
Hon Hai Precision Industry	20,000	74
International Games System	2,000	52
Novatek Microelectronics	5,000	87
Pou Chen	62,000	72
Powertech Technology	21,000	74
Primax Electronics	25,000	48
Radiant Opto-Electronics	13,000	48
Shin Kong Financial Holding	241,896	98
Sigurd Microelectronics	58,000	120
Simplo Technology	6,000	68
Sino-American Silicon Products	13,000	101
SinoPac Financial Holdings	194,000	116
Synnex Technology International	36,000	89
Topco Scientific	16,000	96
Tripod Technology	11,000	51
Wistron	50,000	56
Yuanta Financial Holding	124,800	114
Zhen Ding Technology Holding	19,000	66

		2,485

Thailand (1.1%)
Kasikornbank	18,000	81
Krung Thai Bank	197,400	84
Quality Houses	394,900	28

		193

Turkey (1.0%)
Coca-Cola Icecek	6,400	55
Haci Omer Sabanci Holding	40,700	47
Turkiye Sise ve Cam Fabrikalari	68,500	71

		173

United Arab Emirates (0.5%)
Aldar Properties PJSC	70,700	80

United Kingdom (0.8%)
Magnit PJSC GDR	2,526	33

3

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
United Kingdom (continued)
MMC Norilsk Nickel PJSC ADR	3,700	$105

		138

TOTAL FOREIGN COMMON STOCK (Cost $15,314)		16,064

Foreign Preferred Stock (1.4%)
Brazil** (1.3%)
Banco do Estado do Rio Grande do Sul	36,000	74
Cia Paranaense de Energia	46,000	63
Itausa	46,095	89

		226

Colombia** (0.1%)
Banco Davivienda*	1,700	14

TOTAL FOREIGN PREFERRED STOCK (Cost $261)		240

Warrants (0.0%)*
Thailand (0.0%)
Thaifoods Group 05/14/2024*	41,710	2

TOTAL WARRANTS (Cost $–)		2

	Face Amount (000)
Repurchase Agreement (1.3%)
South Street Securities 0.010%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $220 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $108, 0.125% - 2.750%, 05/15/22 - 02/15/43; total market value $225)	$220	220

TOTAL REPURCHASE AGREEMENT (Cost $220)		220

Total Investments – 97.8% (Cost $15,795)		$16,526

Percentages are based on Net Assets of $16,900 (000).

*	Non-income producing security.
**	No rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a list of the level of inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock
Brazil	$691	$–	$–	$691
Chile	96	–	–	96
China	47	540	–	587
Czech Republic	–	53	–	53
Egypt	–	112	–	112
Greece	–	59	–	59
Hong Kong	–	4,650	–	4,650
Hungary	–	35	–	35
India	–	1,879	–	1,879
Indonesia	–	557	–	557
Malaysia	–	337	–	337
Mexico	199	–	–	199
Philippines	–	162	–	162
Poland	–	188	–	188
Russia	257	98	–	355
Singapore	–	78	–	78
South Africa	11	597	–	608
South Korea	–	2,349	–	2,349
Taiwan	–	2,485	–	2,485
Thailand	–	193	–	193
Turkey	–	173	–	173
United Arab Emirates	–	80	–	80
United Kingdom	–	138	–	138

Total Foreign Common Stock	1,301	14,763	–	16,064

Foreign Preferred Stock
Brazil	226	–	–	226
Colombia	14	–	–	14

Total Foreign Preferred Stock	240	–	–	240

Total Warrants	–	2	–	2

Total Repurchase Agreement	–	220	–	220

Total Investments in Securities	$1,541	$14,985	$–	$16,526

For the period ended January 31, 2022 there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“are $0 or have been rounded to $0.

LSV-QH-008-0700

4